UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

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(Exact name of registrant as specified in charter)

700 North Water Street

Milwaukee, Wisconsin 53202

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(Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2015

Date of reporting period: 07/01/2014 - 06/30/2015

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

DORCHESTER MINERALS,  L.P.

Ticker:       DMLP           Security ID:  25820R105

Meeting Date: MAY 20, 2015   Meeting Type: Annual

Record Date:  MAR 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Buford P. Berry          For       Withhold     Management

1.2   Elect Director C.W. ('Bill') Russell    For       Withhold     Management

1.3   Elect Director Ronald P. Trout          For       Withhold     Management

2     Ratify Grant Thornton LLP as Auditors   For       For          Management

3     Approve Restricted Stock Plan           For       For          Management

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KINDER MORGAN, INC.

Ticker:       KMI            Security ID:  49456B101

Meeting Date: NOV 20, 2014   Meeting Type: Special

Record Date:  OCT 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Increase Authorized Common Stock        For       For          Management

2     Issue Shares in Connection with Mergers For       For          Management

3     Adjourn Meeting                         For       For          Management

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KINDER MORGAN, INC.

Ticker:       KMI            Security ID:  49456B101

Meeting Date: MAY 07, 2015   Meeting Type: Annual

Record Date:  MAR 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Richard D. Kinder        For       For          Management

1.2   Elect Director Steven J. Kean           For       For          Management

1.3   Elect Director Ted A. Gardner           For       For          Management

1.4   Elect Director Anthony W. Hall, Jr.     For       For          Management

1.5   Elect Director Gary L. Hultquist        For       For          Management

1.6   Elect Director Ronald L. Kuehn, Jr.     For       For          Management

1.7   Elect Director Deborah A. MacDonald     For       For          Management

1.8   Elect Director Michael J. Miller        For       For          Management

1.9   Elect Director Michael C. Morgan        For       For          Management

1.10  Elect Director Arthur C. Reichstetter   For       For          Management

1.11  Elect Director Fayez Sarofim            For       For          Management

1.12  Elect Director C. Park Shaper           For       For          Management

1.13  Elect Director William A. Smith         For       For          Management

1.14  Elect Director Joel V. Staff            For       For          Management

1.15  Elect Director Robert F. Vagt           For       For          Management

1.16  Elect Director Perry M. Waughtal        For       For          Management

2     Approve Omnibus Stock Plan              For       For          Management

3     Approve Executive Incentive Bonus Plan  For       For          Management

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

5     Ratify PricewaterhouseCoopers LLP as    For       For          Management

      Auditors

6     Amend Charter to Eliminate              For       For          Management

      Inapplicable Provisions

7     Report on Capital Expenditure Strategy  Against   For          Shareholder

      with Respect to Climate Change Policy

8     Report on Methane Emissions Management  Against   For          Shareholder

      and Reduction Targets

9     Report on Sustainability                Against   For          Shareholder

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MACQUARIE INFRASTRUCTURE COMPANY LLC

Ticker:       MIC            Security ID:  55608B105

Meeting Date: MAY 15, 2015   Meeting Type: Special

Record Date:  MAR 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Conversion of the Company from  For       Against      Management

      Delaware Limited Liability Corporation

      to Delaware Corporation

2     Authorize New Class of Preferred Stock  For       Against      Management

3     Adjourn Meeting                         For       Against      Management

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MACQUARIE INFRASTRUCTURE COMPANY LLC

Ticker:       MIC            Security ID:  55608B105

Meeting Date: MAY 20, 2015   Meeting Type: Annual

Record Date:  MAR 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Norman H. Brown, Jr.     For       For          Management

1.2   Elect Director George W. Carmany, III   For       For          Management

1.3   Elect Director H.E. (Jack) Lentz        For       For          Management

1.4   Elect Director Ouma Sananikone          For       For          Management

1.5   Elect Director William H. Webb          For       For          Management

2     Ratify KPMG LLP as Auditors             For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/17/2015